Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography and industry (audited) (Narrative) (Details) - GBP (£) £ in Billions	Dec. 31, 2018	Jan. 01, 2018
Financial assets designated at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 11.7	£ 18.9